Noncontrolling Interest (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 353,000	$ 322,000
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	31,000	(300,000)	$ 2,000
Changyou [Member]
Noncontrolling Interest [Line Items]
Percentage of ordinary shares held				100.00%
Noncontrolling interest in consolidated balance sheets	$ 400,000	$ 300,000